EQUITY (Schedule of Stock Option Activity by Exercise Price) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2012	5,879,798	4,996,438
Options outstanding, Weighted average remaining contractual life	3 years 7 months 6 days	4 years
Options outstanding, Weighted Average Exercise Price	$ 5.0	$ 5.5
Options exercisable as of December 31, 2012	4,150,546	4,030,521
Options exercisable, Weighted average exercise price of exercisable options	$ 5.6	$ 5.8
Non-Employee [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Ranges of Exercise Price, lower limit	$ 3.00
Ranges of Exercise Price, upper limit	$ 5.65
Options outstanding as of December 31, 2012	35,000	365,000
Options outstanding, Weighted average remaining contractual life	5 years 1 month 6 days	5 years 3 months 18 days
Options outstanding, Weighted Average Exercise Price	$ 4.1	$ 6.0
Options exercisable as of December 31, 2012	7,125	178,188
Options exercisable, Weighted average exercise price of exercisable options	$ 5.7	$ 6.0
$3.00 - 4.30 [Member] | Employee [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Ranges of Exercise Price, lower limit	$ 3.00
Ranges of Exercise Price, upper limit	$ 4.30
Options outstanding as of December 31, 2012	1,950,000
Options outstanding, Weighted average remaining contractual life	4 years 6 months
Options outstanding, Weighted Average Exercise Price	$ 3.5
Options exercisable as of December 31, 2012	601,750
Options exercisable, Weighted average exercise price of exercisable options	$ 4.0
$4.54 - 6.77 [Member] | Employee [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Ranges of Exercise Price, lower limit	$ 4.54
Ranges of Exercise Price, upper limit	$ 6.77
Options outstanding as of December 31, 2012	3,784,898
Options outstanding, Weighted average remaining contractual life	3 years 2 months 12 days
Options outstanding, Weighted Average Exercise Price	$ 5.6
Options exercisable as of December 31, 2012	3,403,896
Options exercisable, Weighted average exercise price of exercisable options	$ 5.7
$7.48 - 9.20 [Member] | Employee [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Ranges of Exercise Price, lower limit	$ 7.48
Ranges of Exercise Price, upper limit	$ 9.20
Options outstanding as of December 31, 2012	144,900
Options outstanding, Weighted average remaining contractual life	1 year 9 months 18 days
Options outstanding, Weighted Average Exercise Price	$ 7.8
Options exercisable as of December 31, 2012	144,900
Options exercisable, Weighted average exercise price of exercisable options	$ 7.8